SEGMENT REPORTING - Revenue by Segment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenues	$ 21,120,930	$ 11,507,748	$ 42,705,904	$ 29,784,048	$ 44,713,553	$ 1,199,986
Portfolio servicing
Segment Reporting Information [Line Items]
Revenue					1,470,973	1,079,986
Active management
Segment Reporting Information [Line Items]
Active management					$ 43,242,581	$ 120,000
Operating Segments
Segment Reporting Information [Line Items]
Total revenues	29,365,202	11,507,748	50,950,176	29,784,048
Operating Segments | Portfolio servicing
Segment Reporting Information [Line Items]
Revenue	224,569	382,245	814,626	1,372,573
Operating Segments | Active management
Segment Reporting Information [Line Items]
Active management	18,926,144	11,125,503	39,921,061	28,411,475
Operating Segments | Originations
Segment Reporting Information [Line Items]
Revenue	10,214,489	0	10,214,489	0
Intercompany Elimination
Segment Reporting Information [Line Items]
Total revenues	$ (8,244,272)	$ 0	$ (8,244,272)	$ 0